Acquisition of EMP (Tables)	12 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities Assumed

The table below presents (i) the Acquisition consideration as it relates to the acquisition of EMP by WMG Germany and (ii) the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed on the closing date of October 10, 2018 (in millions):

Purchase Price	€155
Working Capital	10

Final Purchase Price	€165
Foreign Currency Rate at October 10, 2018	1.15
Final Purchase Price in U.S. dollars	$190
Fair value of assets acquired and liabilities assumed
Cash and equivalents	$7
Accounts receivable, net	3
Inventories	37
Other current assets	5
Property plant and equipment	32
Intangible assets	81
Accounts payable	(18)
Other current liabilities	(11)
Deferred revenue	(7)
Deferred tax liabilities	(25)
Other noncurrent liabilities	(3)

Fair value of assets acquired and liabilities assumed	101
Goodwill recorded	89

Total purchase price allocated	$190

Schedule of Pro Forma Financial Information

The pro forma information as presented below is for informational purposes only and is not indicative of the results of operations that would have been achieved if the Acquisition had taken place at the beginning of fiscal 2018.

	Fiscal Year Ended September 30, 2019	Fiscal Year Ended September 30, 2018
	(in millions)
Revenue	$4,480	$4,239
Operating income	356	215
Net income attributable to Warner Music Group Corp.	256	304